Segment Information	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment Information
7.	Segment Information

(1)	Description of reportable segments

The Company engages in the Steelmaking and Steel Fabrication business and acts as the holding company of the Group. The Group has four operating segments determined mainly based on product and service, which are Steelmaking and Steel Fabrication, Engineering and Construction, Chemicals and Materials, and System Solutions. Each operating segment shares the management strategy of the Group, while conducting its business activities independently from and in parallel with other companies of the Group. The following summary describes the operations of each reportable segment:

Reportable segments	Principal businesses
Steelmaking and Steel Fabrication	Manufacturing and sales of steel products
Engineering and Construction	Manufacturing and sales of industrial machinery, equipment and steel structures, construction projects under contract, waste processing and recycling, and supplying electricity, gas, and heat
Chemicals and Materials	Manufacturing and sales of coal-based chemical products, petrochemicals, electronic materials, materials and components for semiconductors and electronic parts, carbon fiber and composite products, and products that utilize technologies for metal processing
System Solutions	Computer systems engineering and consulting services; IT-enabled outsourcing and other services

The Group changed its segments from the year ended March 31, 2019. The Group integrated Chemicals segment and New Materials segment to form Chemicals and Materials segment upon the establishment of Nippon Steel Chemical & Material Co., Ltd. by a merger of Nippon Steel & Sumikin Chemical Co., Ltd. and Nippon Steel & Sumikin Materials Co., Ltd. in October 2018. The segment information for the year ended March 31, 2018 and March 31, 2017 has been reclassified to reflect the change of segments.

(2)	Basis of measurement of segment revenue, profit or loss, assets, liabilities, and other items

Inter-segment revenue is based on transaction prices between third parties. Segment profit for the year ended March 31, 2019 is measured using business profit. Segment profit for the year ended March 31, 2018 and March 31, 2017 is measured using ordinary profit under Japanese GAAP, which is adjusted to business profit on the consolidated statement of profit or loss.

(3) Information about segment revenue, segment profit, segment assets and liabilities and other items

Year ended March 31, 2019

	(Millions of Yen)
	Reportable segment				Subtotal	Adjustments (Note 1) (Note 2)	Consolidated
	Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions
Revenue
Revenue from external customers	5,408,633	321,346	243,014	204,952	6,177,947	—	6,177,947
Inter-segment revenue or transfers	45,902	35,360	4,052	62,550	147,867	(147,867)	—

Total	5,454,536	356,707	247,067	267,503	6,325,814	(147,867)	6,177,947

Segment profit	274,672	9,474	25,095	26,576	335,818	1,122	336,941

Other items
Depreciation and amortization	398,702	2,605	6,644	4,872	412,825	(4,208)	408,616
Share of profit in investments accounted for using the equity method	76,337	801	1,339	(5)	78,473	7,938	86,411

Segment assets	7,404,841	289,083	194,622	231,994	8,120,542	(71,013)	8,049,528

Other items
Investments accounted for using the equity method	672,853	6,313	23,629	309	703,105	90,041	793,146
Capital expenditure	431,775	3,021	8,855	2,542	446,194	(5,363)	440,830

Segment liabilities (Interest-bearing debt)	2,365,587	5,937	7,075	2,631	2,381,231	(12,000)	2,369,231

Notes:

1.

The adjustments of segment profit of 1,122 million yen include investment return of 8,237 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., and elimination of inter-segment revenue or transfers of (7,114) million yen.

2.	The adjustments of segment liabilities include the elimination of the Steelmaking and Steel Fabrication segment’s borrowings from the System Solutions segment.

Year ended March 31, 2018

	(Millions of Yen)
	Reportable segment				Subtotal	Adjustments (Note 1) (Note 2)	Total	IFRS Adjustments	Consolidated
	Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions
Revenue
Revenue from external customers	4,983,335	260,908	234,108	190,310	5,668,663	—	5,668,663	44,302	5,712,965
Inter-segment revenue or transfers	33,910	33,360	3,709	53,889	124,868	(124,868)	—	—	—

Total	5,017,245	294,268	237,817	244,200	5,793,531	(124,868)	5,668,663	44,302	5,712,965

Segment profit	245,708	9,110	17,399	23,292	295,510	2,030	297,541	(8,840)	288,700

Other items
Finance income	4,983	180	38	146	5,348	(202)	5,146	2,498	7,644
Finance costs	20,080	44	172	11	20,309	(202)	20,106	4,477	24,584
Depreciation and amortization	330,393	2,489	7,329	4,646	344,859	(4,140)	340,719	25,845	366,565
Share of profit in investments accounted for using the equity method	116,408	378	148	(10)	116,925	5,750	122,675	(57,018)	65,657

Segment assets	7,003,681	247,696	184,988	223,601	7,659,967	(67,554)	7,592,413	163,721	7,756,134

Other items
Investments accounted for using the equity method	950,887	4,393	24,843	17	980,142	83,614	1,063,757	(264,517)	799,239
Capital expenditure	390,623	6,301	8,497	7,638	413,061	(1,130)	411,930	11,497	423,428

Segment liabilities (Interest-bearing debt)	2,057,997	8,313	11,519	3,693	2,081,524	(12,527)	2,068,996	88,759	2,157,755

Notes:

1.

The adjustments of segment profit of 2,030 million yen include investment return of 5,929 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., and elimination of inter-segment revenue or transfers of (3,899) million yen.

2.	The adjustments of segment liabilities include the elimination of the Steelmaking and Steel Fabrication segment’s borrowings from the System Solutions segment.

Year ended March 31, 2017

	(Millions of Yen)
	Reportable segment				Subtotal	Adjustments (Note 1) (Note 2)	Total	IFRS Adjustments	Consolidated
	Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions
Revenue
Revenue from external customers	4,016,670	234,861	203,115	178,242	4,632,890	—	4,632,890	63,937	4,696,828
Inter-segment revenue or transfers	35,590	32,683	5,630	54,270	128,175	(128,175)	—	—	—

Total	4,052,261	267,545	208,746	232,512	4,761,065	(128,175)	4,632,890	63,937	4,696,828

Segment profit	138,017	6,838	6,304	22,113	173,274	1,256	174,531	(4,652)	169,878

Other items
Finance income	5,566	124	36	133	5,860	(206)	5,654	668	6,322
Finance costs	17,831	118	233	28	18,212	(206)	18,006	3,579	21,586
Depreciation and amortization	294,008	2,653	8,227	4,174	309,064	(4,313)	304,751	26,161	330,912
Share of profit in investments accounted for using the equity method	70,723	655	920	21	72,320	6,859	79,180	(35,062)	44,118

Other items
Capital expenditure	335,733	5,637	9,229	4,343	354,943	(3,905)	351,038	11,486	362,525

Notes:

1.

The adjustments of segment profit of 1,256 million yen include investment return of 6,524 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., investment return of 629 million yen from the equity method associate SUMCO Corporation, and elimination of inter-segment revenue or transfers of (5,897) million yen.

2.	The adjustments of segment liabilities include the elimination of the Steelmaking and Steel Fabrication segment’s borrowings from the System Solutions segment.

(4)	Information about geographical areas

(a)	Revenue

Year ended March 31, 2019

(Millions of Yen)
Japan	Overseas Subtotal	Asia	Other	Total
4,053,188	2,124,758	1,310,890	813,868	6,177,947

Year ended March 31, 2018

(Millions of Yen)
Japan	Overseas Subtotal	Asia	Other	Total
3,729,176	1,983,789	1,274,380	709,409	5,712,965

Year ended March 31, 2017

(Millions of Yen)
Japan	Overseas Subtotal	Asia	Other	Total
2,980,400	1,716,427	1,068,459	647,967	4,696,828

Revenue information is based on the geographical location of customers and classified by region.

(b)	Non-current assets

As of March 31, 2019

(Millions of Yen)
Japan	Overseas	Total
2,978,818	435,078	3,413,896

As of March 31, 2018

(Millions of Yen)
Japan	Overseas	Total
2,854,097	418,238	3,272,335

Non-current assets are based on the location of the asset and do not include financial assets, deferred tax assets and assets for retirement benefits.

(5)	Revenue from major customers

		(Millions of Yen)
	Related segment	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Nippon Steel & Sumikin Bussan Corporation	Steelmaking and Steel Fabrication	1,170,241	849,244	744,657
Sumitomo Corporation	Steelmaking and Steel Fabrication	762,888	772,942	674,139
Metal One Corporation	Steelmaking and Steel Fabrication	631,639	592,146	—